INVESTMENTS, DEBT AND DERIVATIVES	6 Months Ended
Jun. 30, 2026
Disclosure of detailed information about financial instruments [abstract]
INVESTMENTS, DEBT AND DERIVATIVES	INVESTMENTS, DEBT AND DERIVATIVES
The Company holds the following investments and other financial assets:

In millions of U.S. dollars	June 30, 2026	December 31, 2025

At amortized cost
Indemnity receivable from VEON Amsterdam B.V.	28	40
Other receivables from VEON Amsterdam B.V.	—	9
Security deposits and cash collateral	91	119
Other investments	42	2
Total investments and derivatives	161	170
Non-current	2	2
Current	159	168
Indemnity receivable from VEON Amsterdam B.V. (US$28) represents amounts due under an indemnity agreement whereby
VEON Amsterdam B.V. has agreed to reimburse the Group for potential future payments of principal and interest on the Bonds described below.
The indemnity receivable from VEON Amsterdam was reduced by US$12 during the six-month period ended June 30, 2026 following its utilization in connection with the partial settlement of April 2025 Bonds.
Security deposits and cash collateral consist of funds held in the account of a clearing company acting as an intermediary between Kyivstar and roaming and interconnect partners, amounting to US$91 (2025: US$119).
As of June 30, 2026 other investments at amortized cost predominantly include managed funds amounting to US$40 (2025: nil)
and sovereign Ukrainian bonds held by Kyivstar.
The Company holds the following debt and derivative liabilities:

In millions of U.S. dollars	June 30, 2026	December 31, 2025

At fair value
Warrants	49	27
Total at fair value	49	27

At discounted redemption amount
Put option liability	2	2
Total at discounted redemption amount	2	2

At amortized cost
Bonds	28	38
Interest accrued on Bonds	1	2
Lease liabilities	400	374
Loan Note Payable - VEON Amsterdam B.V.	53	57
Other financial liabilities	11	16

Total at amortized cost	493	487

Total debt and derivatives	544	516
Non-current	355	287
Current	189	229
At fair value
Financial instruments measured at fair value are classified into one of the three levels in the fair value hierarchy according to the relative reliability of the inputs used to estimate the fair values. The three levels of the fair value hierarchy are:
Level 1 – Unadjusted quoted prices in active markets for identical assets or liabilities;
Level 2 – Inputs other than quoted prices that are observable for the asset or liability either directly or indirectly;
Level 3 – Inputs that are not based on observable market data.
On a quarterly basis, the Company reviews if there are any indicators for a possible transfer between fair value hierarchy levels.
This depends on how the Company is able to obtain the underlying inputs when assessing the fair valuations. During the three-
month period ended June 30, 2026, there were no transfers between Level 1, Level 2 and Level 3 fair value measurements.
As of June 30, 2026, the Group had 7,666,528 Warrants outstanding (December 31, 2025: 7,666,528). Each Warrant entitles the holder to purchase one Common Share at an exercise price of US$11.50 per share. The Warrants are exercisable from
September 14, 2025 and will expire on August 14, 2030. There were no Warrants exercised during the six-month period ended
June 30, 2026.
The Warrants are accounted for as liabilities and are measured at fair value as of each reporting period. As the Warrants are traded on an active market under the trading symbol "KYIVW", the fair value of the warrants is a Level 1 fair value measurement.
The change in the fair value of the Warrants for the six-month period ended June 30, 2026 amounted to a loss of  US$22 which has been recorded in the interim condensed consolidated income statement within other non-operating loss, net.
At discounted redemption amount
Put option liability represents Helsi put option liability amounting to US$1 (December 31, 2025: US$1) and Uklon put option liability amounting to US$1 (December 31, 2025: US$1), both measured at the discounted redemption amount.
At amortized cost
As of June 30, 2026, Bonds represent the principal and interest amounts outstanding for April 2025 Old Notes US$14
(December 31, 2025: US$24) and June 2025 Old Notes (US$15 (RUB1,254) (December 31, 2025: US$16 (RUB1,254)) which were not exchanged for New Notes prior to their respective maturity dates. Upon tender from Old noteholders, it is the
Company’s intention to exchange the Old Notes, including accrued interest, of eligible noteholders against a cash settlement.
Eligibility is based on successful completion of a sanctions check procedure. An indemnity agreement between Kyivstar Holdings
B.V. and VEON Amsterdam B.V. is in place which is to see Kyivstar Holdings B.V. made whole for any external payments to eligible Old noteholders.
During the six-months ended June 30, 2026, Kyivstar Holdings B.V. partially settled April 2025 Old Notes in the aggregate amount of US$11, comprising US$10 of principal and less than US$1 of accrued interest.
The lease liabilities primarily relate to lease agreements with LLC “Ukraine Tower Company”, an entity under common control of
VEON Ltd (see Note 12). These leases originated principally from the sale-and-leaseback transaction involving passive telecommunications infrastructure and include subsequent lease agreements for additional network sites. The leased assets comprise telecommunications tower infrastructure used in the Company’s mobile network operations. As of June 30, 2026 lease liabilities under these arrangements represented approximately 67% (2025: 70%) of the Company’s total lease liabilities. The contractual lease term is 7 years for all leased assets. Lease liabilities are discounted using incremental borrowing rates determined at the commencement date of each lease, ranging from 15.53% to 22.36%.
Other financial liabilities primarily comprise a long-term financial liability of US$11 relating to the license for the Digital Business
Support System. During the six months ended June 30, 2026, the Group settled US$4 of contingent consideration relating to the acquisition of Uklon Group.
On August 13, 2025, in connection with the consummation of the Business Combination Agreement, Kyivstar Group Ltd. issued a loan note payable (the “Loan Note Payable”) to VEON Amsterdam B.V. in the aggregate principal amount of $178. The Loan
Note Payable bears interest at a rate of 10% per annum, payable at maturity on August 12, 2026, and may be prepaid in whole or in part at any time without premium or penalty. Amounts repaid will be applied first to accrued interest and then to outstanding principal. On September 17, 2025, repayment of US$124 was made, consisting of US$122 of principal and US$2 of interest. On
May 28, 2026, the Company settled an additional US$9, consisting of US$5 of principal and US$4 of accrued interest, through an offset against amounts receivable from VEON Amsterdam B.V. (see Note 12). On the same date, the loan note agreement was amended to extend the maturity date from August 12, 2026 to August 12, 2028. The remaining balance, including accrued interest, as of June 30, 2026 is US$53.
Significant changes in financial assets and financial liabilities
There were no significant changes in financial assets and financial liabilities during the six-month period ended June 30, 2026 and 2025, except as disclosed above.
Financing activities during the six-month period ended June 30, 2026 and 2025
During the six-month period ended June 30, 2025, Kyivstar Holdings B.V. repaid in full its 4.0% April 2025 U.S. dollar-
denominated New Notes with a principal amount of US$472 and its 6.3% June 2025 Russian ruble-denominated New Notes with a principal amount of US$100 (RUB7,840), on April 9, 2025 and June 18, 2025, respectively.
As of June 30, 2025, April 2025 Old Notes with a principal amount of US$23 and June 2025 Old Notes with a principal amount of
US$15 (RUB1,200) remained outstanding as they had not been exchanged for the New Notes prior to their respective maturity dates.
The Group intends to settle the outstanding Old Notes, including accrued interest, in cash upon tender by eligible noteholders, subject to the successful completion of applicable sanctions checks. Kyivstar Holdings B.V. is indemnified by VEON Amsterdam
B. V. for external payments made to eligible noteholders under the related indemnity agreement.